Equity-accounted investees - Reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 72,446
Carrying amount of interest at the end of the period	1,423	$ 72,446
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	72,446
Group's share of profit (loss) for the period	17,650	22,976	$ 10,917
Group's share of other comprehensive income	159	951	(2)
Carrying amount of interest at the end of the period	1,423	72,446
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	70,995	51,703	50,322
Offset investment with shareholders loan, at beginning of period	1,451	0	0
Carrying amount of interest at the beginning of the period	72,446	51,703	50,322
Reversal prior year offset investment with shareholders loan	(1,451)
Group's share of profit (loss) for the period	17,650	22,976	10,917
Group's share of other comprehensive income	159	951	(2)
Dividends received from joint ventures	(3,021)	(4,635)	(7,534)
Movement equity to shareholders loans	(2,000)
Movement shareholders loans to joint ventures	0	0	0
Repayment capital provided to joint ventures			(2,000)
FSO transaction	(83,186)
Gross balance, at end of period	597	70,995	51,703
Offset investment with shareholders loan, at end of period	826	1,451	0
Carrying amount of interest at the end of the period	1,423	72,446	51,703
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	31,693	33,936	60,379
Offset investment with shareholders loan, at beginning of period	(1,451)	0	0
Carrying amount of interest at the beginning of the period	30,242	33,936	60,379
Reversal prior year offset investment with shareholders loan	1,451
Group's share of profit (loss) for the period	0	0	0
Group's share of other comprehensive income	0	0	0
Dividends received from joint ventures	0	0	0
Movement equity to shareholders loans	2,000
Movement shareholders loans to joint ventures	(32,844)	(2,242)	(26,443)
Repayment capital provided to joint ventures			0
FSO transaction	0
Gross balance, at end of period	850	31,693	33,936
Offset investment with shareholders loan, at end of period	(826)	(1,451)	0
Carrying amount of interest at the end of the period	$ 24	$ 30,242	$ 33,936